Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2020
Aegean Sea Maritime Holdings Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Amorgos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Andros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Antikithira Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Antiparos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Amindra Navigation Co. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Crete Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Folegandros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Ikaria Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Ios Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Cayman Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Kithira Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Kos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Mytilene Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Navios Maritime Acquisition Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Co-Issuer
Country of Incorporation	Delaware
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Rhodes Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Serifos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Shinyo Loyalty Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(1)
Country of Incorporation	Hong Kong
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Shinyo Navigator Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(2)
Country of Incorporation	Hong Kong
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Sifnos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Skiathos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Skopelos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Cayman Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Syros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Thera Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Tinos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Oinousses Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Psara Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Antipsara Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Samothrace Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Thasos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Limnos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Skyros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Alonnisos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(4)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Makronisos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(4)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Iraklia Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Paxos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(5)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Antipaxos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Donoussa Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(6)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Schinousa Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(7)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Navios Acquisition Europe Finance Inc [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Kerkyra Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(3)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Lefkada Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Zakynthos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Leros Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(19)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Kimolos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(13)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Samos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Tilos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Delos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Agistri Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Operating Subsidiary
Country of Incorporation	Malta
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/23 - 12/31
Olivia Enterprises Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	7/3 - 12/31
Cyrus Investments Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	7/3 - 12/31
Doxa International Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	4/10 – 12/31
2018	—
Tzia Shipping Corp. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2020	6/4 – 12/31
2019	—
2018	—
Navios Maritime Midstream Partners GP LLC [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	1/1 - 12/31
Navios Maritime Midstream Operating LLC [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14 - 12/31
Navios Maritime Midstream Partners L.P. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14 - 12/31
Navios Maritime Midstream Partners Finance (US) Inc. [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Co-borrower
Country of Incorporation	Delaware
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14 - 12/31
Shinyo Kannika Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(9)
Country of Incorporation	Hong Kong
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	—
Shinyo Ocean Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(11)
Country of Incorporation	Hong Kong
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14-12/31
Shinyo Saowalak Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14-12/31
Shinyo Kieran Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14-12/31
Shinyo Dream Limited [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(12)
Country of Incorporation	Hong Kong
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14-12/31
Sikinos Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(18)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	1/1 – 12/31
2018	12/14-12/31
Alkmene Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	12/14 – 12/31
2018	—
Persephone Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	12/14 – 12/31
2018	—
Rhea Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8),(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	12/20 – 12/31
2018	—
Aphrodite Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	12/20 – 12/31
2018	—
Dione Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 12/31
2019	12/20 – 12/31
2018	—
Bole Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15),(22)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Boysenberry Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15), (16)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Brandeis Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15),(20)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Buff Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15),(21)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Cadmium Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Celadon Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Cerulean Shipping Corporation [Member]
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15), (17)
Country of Incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—